INVESTMENT IN PHI (Schedule of Summarized Financial Information for Associates) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of associates [line items]
Current assets	₪ 2,009	[1]	₪ 2,339
Non-current assets	2,709	[1]	2,858
Current liabilities	1,811	[1]	1,607
Non-current liabilities	1,473	[1]	2,479
Summarized statement of income
Revenues, net	3,268	[1]	3,544		₪ 4,111
Pre-tax Profit	135	[1]	88		(36)
After-tax profit	114	[1]	52		(40)
Total comprehensive income	113	[1]	46		₪ (36)
P.H.I. Networks [Member]
Disclosure of associates [line items]
Current assets	119		122
Non-current assets	218		115
Current liabilities	117		110
Non-current liabilities	218		125
Supplemental information relating to associates:
Commitments for operating leases and operating expenses	443		364
Commitments to purchase fixed assets	2		3
Guarantees made to third parties	1
Summarized statement of income
Revenues, net	477		432
Pre-tax Profit				[2]
After-tax profit				[2]
Total comprehensive income				[2]
Reconciliation to carrying amount:
Opening net assets of PHI	2		2
Profit for the period				[2]
Closing net assets of PHI	2		2
Carrying amount: Group's share	₪ 1		₪ 1

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[2]	Representing an amount of less than NIS 1 million.